Commitments (Details Narrative) (10K) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2014	Sep. 30, 2013	Jul. 30, 2017	Mar. 31, 2013	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating leases, expiration date			Aug. 31, 2020
Rent expense			$ 14,676						$ 218,997	$ 217,304
Research and development expense					$ 82,500	$ 57,500	$ 247,770	$ 172,500	370,625	256,448
Consulting fee										$ 100,000
Royalty percentage										7.00%
Sales of vendor's products										$ 1,428,571
Royalty amount									41,790	43,775
Owed under amended agreement									165,553
Technology License Agreement [Member]
Payment to vendor				$ 100,000
Research and development expense									$ 100,000	$ 100,000
Southern California [Member]
Operating leases, expiration date		Aug. 31, 2017
New Jersey [Member]
Operating leases, expiration date	Sep. 30, 2019